OTHER EXPENSES - Additional information (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 19, 2021	Dec. 31, 2022	Dec. 31, 2021
OTHER EXPENSES
Acquisition and severance costs	$ 10,000	$ 95,035	$ 12,943
Write-offs of prepaid deposits and supplies		6,700
Losses incurred on an insurance claim related to a fire at Meadowbank		6,500
Legal Claims Cost		3,500
Property Tax Reassessments		$ 2,300
Aggregate consideration in cash	10,000
Carrying value of the properties at the transaction closing	$ 0
TMAC
OTHER EXPENSES
Acquisition and severance costs			$ 2,900